UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21030
                                                     ---------

                        ACP Continuum Return Fund II, LLC
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Gary E. Shugrue
                          Ascendant Capital Partners LP
                         1235 Westlakes Drive, Suite 130
                                Berwyn, PA 19312
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


  [LOGO OMITTED]
       ACP
    ASCENDANT
CAPITAL PARTNERS                                  ACP CONTINUUM RETURN FUND II

--------------------------------------------------------------------------------
FIRST QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  JAN      FEB      MAR      APR     MAY      JUN      JUL      AUG      SEP      OCT      NOV      DEC      YEAR
------------------------------------------------------------------------------------------------------------------------------------
2004              0.69     0.11     0.10                                                                                     0.90
2003              0.99     0.45    -0.13     1.24    0.63     0.25     0.32     0.41     0.56     0.73     0.29     0.82     6.75
2002              n/a      n/a      n/a      0.16%   0.15    -1.15    -0.11     0.55    -0.24     0.00     0.36     1.13     0.84
------------------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS        CRFII**   90 DAY       (1)HENNESSEE   ANALYTICS SUMMARY            CRFII     90 DAY            HENNESSEE
                                   T-BILL     MARKET NEUTRAL                                          T-BILL       MARKET NEUTRAL
1Q 04                     0.90%     0.23%              1.70%   Standard deviation           1.74%      0.12%                2.06%
Trailing 12 month         6.32%     0.96%              3.91%   Annualized Sharp Ratio        1.67       0.00                 0.70
YTD 03/31/04              0.90%     0.23%              1.70%   Downside deviation (RFR)     1.02%      0.00%                1.41%
Since inception return*   8.62%     2.64%              5.67%   Largest drawdown**          -1.25%      0.00%               -2.43%
                                                               Correlation                   1.00      -0.45                 0.15
------------------------------------------------------------------------------------------------------------------------------------

*Fund inception 4/2002
**Performance numbers are net of fees


FUND OBJECTIVE
The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds. Ascendant Capital Partners, LLC will invest the Fund's assets in underlying funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

PERFORMANCE AND STRATEGY REVIEW
During the first quarter of 2004 the Continuum Return Fund gained 0.90%, net of all fees. March 31, 2004 marked the completion of this Fund's second year in operation. Since inception, the Fund has earned 8.62% beating total return from Tbills over the same time period by 5.98%. The volatility of this fund has been very low incurring an annualized standard deviation of 1.74%.

The range of returns experienced by our managers during the quarter ranged from -0.15% to 3.16%. Our multi-strategy manager was our best performer and benefited from gains in their merger and capital structure arbitrage books. Our low volatility long/short equity manager experienced a slight loss.

Overall, it was a fairly quiet quarter. Merger activity continues to accelerate but gains in this area are being squeezed as money begins to flow back into this strategy. Our convertible arbitrage manager continues to plod along, earning steady gains while keeping leverage low. Lastly, our hedged distressed manager is delivering positive, albeit small, results.

We did not make any changes in our managers during the quarter. As our assets grow, we expect that we will be adding more low volatility long/short managers to our mix.

COMMENTARY

"WORLDLY WISDOM TEACHES THAT IT IS BETTER FOR REPUTATION TO FAIL CONVENTIONALLY THAN SUCCEED UNCONVENTIONALLY".

--JOHN MAYNARD KEYNES

The March 2004 issue of Institutional Investor magazine contained an article, which describes General Motor's plan to invest $2.5 billion of its $80 billion pension plan into hedge funds. Their goal, as stated in the article, is to "boost returns, improve


1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION diversification and LOWER the pension plan's risk profile". Conversely, the March 15, 2004 issue of The Philadelphia Inquirer includes an article describing the Pennsylvania State Employees Retirement System's $2.3 billion investment of its $24 billion plan in hedge funds as a "Daredevil Strategy".

What's going on here? Two very large pension plans make two similar investments and two fairly well read publications come to two, very different, conclusions. Admittedly, the Inquirer is far from a premier business publication but the contrast between these two articles is too substantial to ignore. How can two similar strategies be viewed so differently? These conflicting opinions are indicative of the current confusion regarding the rapid growth in hedge fund investing.

Despite the fact that they have been around since the 1940's, hedge funds seem to be new and unconventional to the vast majority of investors. As with most new concepts, especially investment strategies, misunderstandings and misconceptions abound. Generally, it takes time for people to understand their purpose and to become comfortable with each strategy or vehicle and their nuances. This has occurred with other investment innovations such as mutual funds, options and financial futures. At first, these instruments were viewed with skepticism but were eventually accepted as investors began to comprehend their function and learned how they could be used effectively. It is now the hedge fund industry's turn to go through this process.

In order to better explain why we believe this, it would be helpful to examine why pension plan's such as General Motors and the State of Pennsylvania, as well as many others, have decided to make hedge funds an important part of their overall investment strategies. In our view, there are two primary reasons:

     1. Absolute Returns- The stock market's decline from 2000 to 2002 put tremendous strain on pension plans as they went from being over funded to under funded. The market's decline and the accompanying volatility affected not only the pension plans but companies' and municipalities' operations as it became necessary to support these plans through working and investment capital.

          Strategies employing risk controls which sought to limit downside volatility became attractive despite the fact that these strategies tend to under perform in rising markets. Hedge fund strategies, on average, were delivering these desired results. From 1998 through 2003, a period which includes three up years and three down years, the S&P Hedge Fund Index gained 9.58% per year with an accompanying volatility of 4.21%. The S&P 500 during this same period grew by an average of 3.78% per year while incurring an average volatility level of 20.77%. During this six year period hedge funds, on average, outperformed the S&P 500 by 253% and did so with 80% less volatility. We have written about the problems with hedge fund indices and the concept of "average" hedge funds so we will not cover those issues here. However, despite these issues, the numbers above explain why pension plans are showing such interest in these strategies.

     2. Diversification- Pension plans and other investors are beginning to better understand how improved diversification can help smooth returns and lower volatility. By combining these non-correlating strategies with their traditional investments returns can be more consistent enabling investors to have more confidence in their ability to meet liabilities.

In our opinion, these two benefits are the major forces driving the current popularity of hedge funds. Accessing these benefits, however, is easier said than done. The hedge fund industry is very fragmented, consisting of thousands of small funds employing many different strategies. Locating, properly evaluating and monitoring these funds is a challenging task for most investors. Some investors, like the major endowments and plans such as General Motors, have assembled experienced staffs to perform this function. Many others, such as the State of Pennsylvania, have opted to hire fund of hedge fund firms to perform these services for them. Fund of funds can provide professional due diligence, portfolio management and rapid diversification for investors who are not willing or unequipped to perform individual hedge fund due diligence and analysis.



1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

No matter how the business is approached, there is no question, in our opinion, that hedge funds will continue to grow and play a bigger role in the financial markets and investor's portfolios. The industry currently has $700 billion in assets and is projected to grow to $2 trillion by the end of the decade. As this occurs and investor familiarity increases, we expect that publications like the ones mentioned above will be more consistent in their description of these strategies.

We would like to thank you for your support and welcome any and all questions or comments you may have. Please feel free to call us at any time. We appreciate the opportunity to be of service to you.


All the best,



Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LLC




Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Market Neutral(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact







1235 Westlakes Drive Suite 130 Berwyn, PA 19312  610-993-9999   www.acpfunds.com

              FOR SHAREHOLDERS ONLY - NOT FOR PUBLIC DISTRIBUTION

         ACP SEMI-ANNUAL JUNE 30, 2004



         ACP CONTINUUM RETURN FUND II

         Dear Investor,

         For the first six months of 2004 the ACP Continuum Return Fund II, LLC (the "Fund") returned 0.09% net of all fees. The first quarter of 2004 the net return for the Fund was 0.93% and a second quarter return of -0.83%. In addition, the Fund has achieved a trailing twelve month net return of 3.26% and an annualized volatility of 1.85%, weathering some extremely volatile markets. Since the Fund's inception in April 2002, the net return is 7.70%. The following quarterly letters will provide more detail on the Fund and its performance since inception.

         RETURNS ARE UNAUDITED AND REPORTED NET OF FEES, INCLUDING ANY PERFORMANCE ALLOCATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. VOLATILITY IS MEASURED AS ANNUALIZED STANDARD DEVIATION.

--------------------------------------------------------------------------------
SECOND QUARTER 2004 REVIEW
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  JAN      FEB      MAR      APR     MAY      JUN      JUL      AUG      SEP      OCT      NOV      DEC      YEAR
------------------------------------------------------------------------------------------------------------------------------------
2004             0.69     0.11     0.10    -0.45   -0.69     0.29                                                           0.09
2003             0.99     0.45    -0.13     1.24    0.63     0.25     0.32     0.41     0.56     0.73     0.29     0.82     6.75
2002              n/a      n/a      n/a     0.16    0.15    -1.15    -0.11     0.55    -0.24     0.00     0.36     1.13     0.84
------------------------------------------------------------------------------------------------------------------------------------

RETURN STATISTICS        CRFII**   T-BILL 90    (1)HENNESSEE     ANALYTICS SUMMARY         CRFII    T-BILL 90     HENNESSEE
                                      DAY      MARKET NEUTRAL                                          DAY      MARKET NEUTRAL
2Q 2004                  -0.83%      0.26%         -0.32%        Standard deviation        1.85%      0.11%          2.21%
Trailing 12 month         3.26%      0.95%          3.20%        Annualized Sharp Ratio    1.11       0.00           0.14
YTD 06/30/04              0.09%      0.49%          1.60%        Downside deviation (RFR)  3.27%      0.00%          1.66%
Since inception return*   7.70%      2.91%          5.34%        Largest drawdown**        1.25%      0.00%         -2.43%
                                                                 Correlation               1.00      -0.29           0.27

*Fund inception 4/2002
**Performance numbers are net of fees


FUND OBJECTIVE
The ACP Continuum Return Fund II is a fund of hedge funds currently comprised of investments in hedge funds employing low-volatility strategies. The Fund's objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds. Ascendant Capital Partners, LP will invest the Fund's assets in underlying funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

PERFORMANCE AND STRATEGY REVIEW
During the second quarter of 2004, the Continuum Return Fund II declined in value by 0.83% bringing the fund's year to date return to 0.09%. Since inception the fund has gained 7.70% versus a gain of 2.91% for Treasury Bills. The volatility of the fund continues to be very low at 1.85% annually. All of our returns are net of all fees.

The past quarter, and the year to date, has been difficult for our managers because of the market's extremely low volatility level. Most of these managers employ "mean reversion" strategies which look for discrepancies among securities and hope to profit when these relationships return to normal. The volatility in the markets so far this year has created very few discrepancies and is the major reason for our flat performance.

During the second quarter 2004, the returns of our individual hedge funds ranged from -2.02% to +0.43%. Our worst manager was our commodity-based long/short fund, while our best was our multi-strategy manager. Our convertible arbitrage manager experienced a loss of 1.60% as this strategy is particularly affected by low volatility and rising interest rates. Beginning this quarter, we are including a report which details the exposures and returns of the fund. Our intent is to provide our investors with a level of transparency so they can better understand the strategy and the risk/return profile of the fund. We welcome your feedback on the report and if there is something that you would like included please let us know.

UPDATE
During the second quarter there were two significant changes made at our firm that we want you to be aware of:

     1. We are pleased to announce that during the quarter we broadened the ownership of our firm by adding Baystar Asset Management (BAM) as a limited partner of Ascendant Capital Partners. BAM brings us marketing capabilities, experience and infrastructure which will help us as we grow the firm. We have included a press release discussing the transaction in more detail and a proxy statement will be sent to each investor outlining this change as well. Ascendant will no longer be affiliated with Turner Investment Partners as they have decided to refocus their efforts on their core strengths and we have decided to align ourselves with more experienced hedge fund professionals.

     2. In accordance with new SEC regulations we have added two new board members to the ACP Funds board bringing our outside director percentage to 75%. All of our directors have significant investment experience. We are pleased to have such an experienced group of professionals representing our investors.

If you have questions or would like to discuss either of these items in more detail please feel free to give us a call. We look forward to hearing from you. Thanks again for this opportunity to be of service.

Sincerely,


Gary E. Shugrue
President and Chief Investment Officer
Ascendant Capital Partners, LP



Performance shown for the Fund is net of all expenses charged to shareholders, and reflects the commitment of Ascendant Capital Partners to cap expenses. There is no guarantee that Ascendant will continue to subsidize the fund at this level beyond its initial one-year commitment. Performance numbers for the indexes shown do not reflect the deduction of fees; it is not possible to invest in any particular index. Information regarding the Fund set forth herein, including discussions regarding performance and Ascendant's investment strategies, are qualified by reference to the Private Placement Memorandum. The memorandum contains important information about fees and expenses, as well as risks associated with an investment in the Fund. Please read it carefully before you invest or send money. This Fund may not be suitable for all investors. Past performance is no guarantee of future results, and investors may suffer losses in connection with an investment in this Fund.

1 Refers to the Hennessee HF Index: Opportunistic(R). The Hennessee Hedge Fund Indices(R) are calculated from performance data supplied by a diversified group of hedge funds monitored by the Hennessee Group LLC and are believed to represent over half of the capital in the industry and is an equally-weighted average of the funds in the Hennessee Hedge Funds Indices. The funds in the Hennessee Hedge Fund Indices are believed to be statistically representative of the larger Hennessee Universe of over 3,000 hedge funds and are net of fees and unaudited.

RISK FACTORS
     o Hedge funds generally offer less liquidity than other investment securities, and are generally not subject to regulation under the U.S. federal securities laws.
     o Hedge funds are often dependent for their success upon the efforts of one or a relatively few number of individuals.
     o Hedge funds typically offer only periodic redemptions, and there is generally no secondary market for investors to access for liquidity purposes.

FUNDS THAT INVEST IN HEDGE FUNDS, SUCH AS THOSE MANAGED BY ASCENDANT, PRESENT ADDITIONAL CONSIDERATIONS FOR INVESTORS:
     o These funds are relatively new, and do not have an established track record.
     o These funds are dependent upon the ability of their advisers to select and hold individual hedge funds.
     o Investors in these funds cannot readily sell or dispose of their interests in the secondary market, and may look only to the funds for periodic (and, possibly, limited) liquidity.
     o The fund of funds structure adds additional fees and expenses, which can materially impact.

                              FINANCIAL STATEMENTS

                        ACP CONTINUUM RETURN FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)

                        ACP CONTINUUM RETURN FUND II, LLC

                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004
                                   (UNAUDITED)










                                TABLE OF CONTENTS


Schedule of Investments                                                       1
Statement of Assets, Liabilities and Members' Capital                         2
Statement of Operations                                                       3
Statements of Changes in Members' Capital                                     4
Statement of Cash Flows                                                       5
Notes to Financial Statements                                                 6

ACP CONTINUUM RETURN FUND II, LLC

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                JUNE 30, 2004
INVESTMENTS IN UNDERLYING FUNDS - 84.43%

       CONVERTIBLE ARBITRAGE - 13.07%
            Argent LowLev Convertible Arbitrage Fund, LLC (Cost $175,000)                       $     213,152
                                                                                               --------------
                                                                                                      213,152
                                                                                               --------------

       HEDGED DISTRESSED - 12.42%
            Mellon HBV Rediscovered Opportunities Fund, LP (Cost $175,000)                            202,527
                                                                                               --------------
                                                                                                      202,527
                                                                                               --------------

       LONG/SHORT - 13.52%
            Van Eck Hard Assets, LP (Cost $200,000)                                                   220,494
                                                                                               --------------
                                                                                                      220,494
                                                                                               --------------

       MERGER ARBITRAGE - 22.14%
            Arbitrage Associates, LP (Cost $175,000)                                                  183,158
            West Broadway Partners, LP (Cost $175,000)                                                177,941
                                                                                               --------------
                                                                                                      361,099
                                                                                               --------------

       MULTI-STRATEGY - 12.45%
            Taconic Capital Partners, LP (Cost $175,000)                                              203,102
                                                                                               --------------
                                                                                                      203,102
                                                                                               --------------

       STATISTICAL ARBITRAGE - 10.83%
            Tiedemann Invictus Equity Statistical Arbitrage Fund, LP (Cost $175,000)                  176,633
                                                                                               --------------
                                                                                                      176,633
                                                                                               --------------


       TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $1,250,000)                                      1,377,007

       OTHER ASSETS, LESS LIABILITIES - 15.57%                                                        254,006
                                                                                               --------------
       MEMBERS' CAPITAL - 100.00%                                                               $   1,631,013
                                                                                               ==============





                 See Accompanying Notes to Financial Statements
                                        1

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  JUNE 30, 2004
ASSETS

Investments in Underlying Funds, at fair value (cost - $1,250,000)               $    1,377,007
Cash and cash equivalents                                                               311,681
Receivable for disposition of investments in Underlying Funds                             3,077
Miscellaneous receivable                                                                    226
                                                                                ---------------

            TOTAL ASSETS                                                              1,691,991
                                                                                ---------------

LIABILITIES

Board of directors fees payable                                                          12,375
Other accrued expenses                                                                   48,603
                                                                                ---------------

               TOTAL LIABILITIES                                                         60,978
                                                                                ---------------

               MEMBERS' CAPITAL                                                  $    1,631,013
                                                                                ===============




Units Outstanding (100,000,000 units authorized)                                        151,442
Net Asset Value per Unit (offering and redemption price per unit)                        $10.77












                 See Accompanying Notes to Financial Statements
                                        2

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2004
INVESTMENT INCOME
       Interest                                                                     $         321
                                                                                   ----------------

                  TOTAL INVESTMENT INCOME                                                     321
                                                                                   ----------------

EXPENSES
       OPERATING EXPENSES:
           Accounting and administration fees                                              46,500
           Professional fees                                                               37,500
           Management fees                                                                  8,271
           Board of directors fees                                                          6,000
           Custodian fees                                                                   4,936
           Other expenses                                                                   2,771
                                                                                   ----------------
                  TOTAL OPERATING EXPENSES
                                                                                          105,978
                                                                                   ----------------

           Reimbursement from Investment Manager                                          (95,667)

                  NET OPERATING EXPENSES                                                   10,311

                  NET INVESTMENT LOSS                                                      (9,990)

UNREALIZED GAIN ON UNDERLYING FUNDS

           Net appreciation of investments in Underlying Funds                              9,514
                                                                                   ----------------

                  DECREASE IN MEMBERS' CAPITAL FROM OPERATIONS                      $        (476)
                                                                                   ================











                 See Accompanying Notes to Financial Statements
                                        3

ACP CONTINUUM RETURN FUND II, LLC

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED
                                                                       JUNE 30, 2004               YEAR ENDED
                                                                        (UNAUDITED)            DECEMBER 31, 2003
Members' capital at beginning of period                                $   1,371,419            $     1,260,932

    Capital contributions                                                    260,070                     25,000

    Net investment loss                                                      ( 9,990)                   (14,673)

    Net realized gain on investments in Underlying Funds                           0                     10,308

    Net appreciation of investments in Underlying Funds                        9,514                     89,852
                                                                       -------------            ---------------

            Members' capital at end of period                          $   1,631,013            $     1,371,419
                                                                       =============            ===============



















                 See Accompanying Notes to Financial Statements
                                        4

ACP CONTINUUM RETURN FUND II, LLC

STATEMENT OF CASH FLOWS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          SIX MONTHS ENDED
                                                                                            JUNE 30, 2004
CASH FLOWS FROM OPERATING ACTIVITIES
Decrease in members' capital from operations                                               $         (476)
       Adjustments to reconcile  decrease in members' capital from operations to net cash used for operating activities:
            Decrease in receivable for disposition of investments in Underlying Funds                 887
            Increase in miscellaneous receivable                                                     (226)
            Net appreciation on investments in Underlying Funds                                    (9,514)
            Increase in accrued expenses                                                            2,978
                                                                                          ----------------
       Net cash used for operating activities                                                      (6,351)
                                                                                          ----------------
CASH FLOWS FROM FINANCING ACTIVITIES
       Capital contributions                                                                      260,070
                                                                                          ----------------
       Net cash provided by financing activities                                                  260,070
                                                                                          ----------------

Net increase in cash and cash equivalents                                                         253,719
Cash and cash equivalents at beginning of period                                                   57,962
                                                                                          ----------------
Cash and cash equivalents at end of period                                                 $      311,681
                                                                                          ================














                 See Accompanying Notes to Financial Statements
                                        5

ACP CONTINUUM RETURN FUND II, LLC

NOTES TO FINANCIAL STATEMENTS- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

     ACP Continuum Return Fund II, LLC (the "Fund") is a Delaware limited liability company that is a non-diversified, closed-end management investment company with a continuous offering period, registered under the Investment Company Act of 1940 as amended (the "Investment Company Act"). Its units of beneficial interest ("Units") are not registered under the Securities Act of 1933, as amended. The Fund's investment objective is to achieve an absolute return in excess of the return on the U.S. three-month Treasury bill. It attempts to achieve this objective through the allocation of its assets among a select group of unregistered investment funds (the "Underlying Funds"). The Investment Manager invests the Fund's assets in Underlying Funds whose investment style is primarily non-directional and that are believed to be able to generate consistent returns with minimal volatility.

     Ascendant Capital Partners, LLC, a Delaware limited liability company, serves as the investment manager ("Investment Manager") to the Fund. The Fund has entered into an investment management agreement with the Investment Manager ("Investment Management Agreement"), pursuant to which the Investment Manager is responsible for formulating a continuing investment program for the Fund. The Investment Manager is registered as an investment adviser with the Securities and Exchange Commission under the Investment Advisors Act of 1940, as amended. Responsibility for the overall management and supervision of the operations of the Fund is vested in the individuals who serve as the board of directors of the Fund (the "Board of Directors").

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   NET ASSET VALUATION

          The net asset value per Unit in dollars is determined as of the close of business of the New York Stock Exchange, (generally 4:00 p.m. Eastern Time) on the last business day of each Allocation Period, unless the calculation of the net asset value has been suspended. The Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board of Directors. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

          Interest income is recorded on the accrual basis.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   FUND EXPENSES

          The Investment Manager has agreed to reimburse certain expenses (other than the Management Fee and shareholder servicing fee) to the extent those other expenses exceed 0.15% per annum of average net assets. During the six months ended June 30, 2004, the Investment Manager agreed to reimburse the Fund for expenses in the amount of $95,667.

     C.   INCOME TAXES

          The Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, each Member will be treated as a partner of the Fund and, as such, will be taxed upon its distributive share of each item of the Fund's income, gain, loss, deductions and credits.

     D.   CASH AND CASH EQUIVALENTS

          The Fund treats all highly liquid financial instruments that mature within three months as cash equivalents. At June 30, 2004, the Fund held $311,681 in cash at PNC Bank.

     E.   ESTIMATES

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PROFITS

     The Fund maintains a separate capital account for each Member that has a balance equal to the sum of the net asset value of the total number of Units owned by such Member. Net profits or net losses of the Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Members as of the last day of each Allocation Period in accordance with each Member's respective ownership percentage for such period.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     Pursuant to the Investment Management Agreement, the Investment Manager will be entitled to receive an annual management fee (the "Management Fee"). The base Management Fee is equal to 1.25% of the Fund's net assets and is subject to an adjustment based on the Fund's rolling twelve-month return. The Management Fee will not be lower than 0.75% per annum or higher than 1.75% per annum after adjustment. The performance adjustments resulted in a decrease to the management fee of $1,339 for the six months ended June 30, 2004.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     Each member of the Board of Directors who is not an "interested person" of the Fund, as defined by the Investment Company Act, receives an annual retainer of $4,500 plus a fee for each meeting attended. All directors are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

     PFPC Trust Company serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Inc. ("PFPC") serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping, tax and investor related services. The Fund pays a monthly fee to the administrator based upon average members' capital, subject to certain minimums. During the year ended December 31, 2003, PFPC agreed to waive fees in the amount of $1,875. These fees, as well as $38,596 of fees waived by PFPC during the prior fiscal period, may be recovered by PFPC if the administration and accounting agreement is terminated prior to April 1, 2005.

5.   SECURITIES TRANSACTIONS

     There were no purchases or sales of Underlying Funds for the six months ended June 30, 2004. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Underlying Funds. The Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Fund as of June 30, 2004.

6.   RISK FACTORS

     An investment in Units involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.   UNDERLYING FUNDS

     The following is a summary of the investment objectives and liquidity provisions of the Underlying Funds.

     Arbitrage Associates, LP invests primarily in securities of United States issuers that are or may become subject to a tender offer, merger, liquidation, recapitalization, spin-off, proxy contest, exchange offer, leveraged buyout or bankruptcy. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

7.   UNDERLYING FUNDS (CONTINUED)

     Argent LowLev Convertible Arbitrage Fund, LLC seeks to earn consistent income and profit primarily from a diversified portfolio of hedged convertible securities, including, among other things, bonds, preferred stock, warrants and options. This Underlying Fund allows for redemptions at the end of each month, upon 30 days notice.

     Mellon HBV Rediscovered Opportunities Fund, LP seeks to attain high risk-adjusted returns primarily by investing in a diversified portfolio of distressed investments, while minimizing downside exposure through a strict application of risk control measures and selective short selling. This Underlying Fund allows for redemptions as of each July 31 and January 31 occurring on or after the 12-month anniversary date on which the Fund made a capital contribution, provided that 60 days prior notice is given.

     Taconic Capital Partners, LP focuses on event investing, which it defines as investing in securities and instruments of companies undergoing extraordinary corporate events that its general partner believes will change the companies' financial structures. This Underlying Fund allows for redemptions of up to 25% of the capital related to a contribution at the end of each 3-month anniversary of that contribution, subject to 60 days prior notice. Additional redemptions are allowed on the one-year anniversary of the contribution, subject to 60 days prior notice.

     Tiedemann Invictus Equity Statistical Arbitrage Fund, LP seeks to exploit price disparities between stocks within groups. This Underlying Fund allows for quarterly redemptions upon 30 days prior notice.

     Van Eck Hard Assets, LP seeks capital appreciation primarily through investments in "hard asset" securities and "hard asset" commodities, which includes companies that are directly or indirectly engaged in the exploration, development, production, servicing or distribution of one or more of the following: gas, petroleum, petrochemicals or other hydrocarbons, real estate, precious metals, forest products, ferrous and non-ferrous metals, and other basis and agricultural commodities. This Underlying Fund allows for monthly redemptions upon 30 days prior notice, beginning six months after the investment.

     West Broadway Partners, LP seeks to achieve capital appreciation and limit risk through hedged trading strategies that its general partner believes differ from those that follow traditional portfolio management. It seeks to achieve its objective by investing in securities, commodities and other instruments that present arbitrage opportunities and opportunities resulting from price disparities of related securities. This Underlying Fund allows for redemptions at the end of each calendar quarter upon 30 days prior notice.

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS

     With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

8.   REDEMPTIONS AND REPURCHASE OF UNITS AND DISTRIBUTIONS (CONTINUED)

     Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund. With very limited exceptions, Units are not transferable. No Member or other person holding a Unit will have the right to require the Fund to redeem that Unit or portion thereof. There is no public market for the Units, and none is expected to develop. Consequently, investors may not be able to liquidate their investment other than as a result of repurchases of Units by the Fund.

     The Board of Directors may, from time to time and in their sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board of Directors will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board of Directors that the Fund offer to repurchase Units from Members twice each year, effective March 31 and September 30.

     The Fund does not intend to distribute to the Members any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Members. A Member may therefore be allocated taxable income and gains and not receive any cash distributions.

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION

     Transactions in Units for the six months ended June 30, 2004 were as follows:

            Number of Units issued                       24,036
            Number of Units redeemed                         (0)
                                                        -------
            Net increase in Units outstanding            24,036
            Units outstanding, beginning of period      127,406
                                                        -------
            Units outstanding, end of period            151,442
                                                        =======

     The financial highlights table is intended to help you understands the Fund's financial performance for the past periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all distributions).

     Per Unit Operating Performance:                                      Six Months Ended          Year Ended         April 1, 2002
                                                                           June 30, 2004             December           to December
                                                                            (Unaudited)              31, 2003            31, 2002
     Net asset value at beginning of period                                    $10.76                 $10.08              $10.00
     Income from investment operations
        Net investment loss                                                     (0.07)*                (0.12)              (0.14)
     Net realized and unrealized gain from investments                           0.08                   0.80                0.22
                                                                                 ----                   ----                ----
        Total from investment operations                                         0.01                   0.68                0.08
                                                                                 ----                   ----                ----

         Net increase in net asset value                                         0.01                   0.68                0.08
                                                                                 ----                   ----                -----
         Net asset value at end of period                                      $10.77                 $10.76              $10.08
                                                                                =====                  =====              ======

         *Calculated using average units outstanding during the period.

ACP CONTINUUM RETURN FUND II, LLC

--------------------------------------------------------------------------------

9.   CAPITAL STOCK AND FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

     Ratios and Supplemental Data:

     The following represents the annualized ratios of income and expense to average net assets and other supplemental information:

                                                        Six Months Ended
                                                         June 30, 2004          Year Ended           April 1, 2002 to
                                                          (Unaudited)        December 31, 2003      December 31. 2002
         Net investment loss                                (1.30)%               (1.12)%                (1.85)%

         Gross expenses                                      13.78%                15.55%                 23.31%
         Expenses waived / reimbursed                        12.44%                14.40%                 21.45%
         Net expenses                                         1.34%                 1.15%                  1.86%

         Total return (not annualized)                        0.09%                 6.76%                  0.83%

         An individual  Member's ratios and return may vary from the above based on the timing of capital contributions.

         Portfolio Turnover                                      0%                  14%                     0%

         Members' Capital at end of period (000s)            $1,631                $1,371                 $1,261


10.  GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.



11.  PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect to 1-302-791-2595 or writing: ACP Continuum Return Fund II, LLC, 1235 Westlakes Drive, Suite 130, Berwyn, Pennsylvania 19312.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


                    REGISTRANT PURCHASES OF EQUITY SECURITIES

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      (D) MAXIMUM NUMBER (OR
                                                                  (C) TOTAL NUMBER OF SHARES   APPROXIMATE DOLLAR VALUE) OF SHARES
                      (A) TOTAL NUMBER       (B) AVERAGE         (OR UNITS) PURCHASED AS PART       (OR UNITS) THAT MAY YET BE
                        OF SHARES (OR       PRICE PAID PER        OF PUBLICLY ANNOUNCED PLANS      PURCHASED UNDER THE PLANS OR
PERIOD                UNITS) PURCHASED      SHARE (OR UNIT)              OR PROGRAMS                        PROGRAMS
-----------------------------------------------------------------------------------------------------------------------------------
Month #1              None                  None                 None                          None
1/1/04-
1/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #2              None                  None                 None                          None
2/1/04-
2/29/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #3              None                  None                 None                          None
3/1/04-
3/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #4              None                  None                 None                          None
4/1/04-
4/30/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #5              None                  None                 None                          None
5/1/04-
5/31/04
-----------------------------------------------------------------------------------------------------------------------------------
Month #6              None                  None                 None                          None
6/1/04-
6/30/04
-----------------------------------------------------------------------------------------------------------------------------------
Total                 None                  None                 None                          None
-----------------------------------------------------------------------------------------------------------------------------------


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) ACP Continuum Return Fund II, LLC
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue.
                           President and Chief Investment Officer
                           (principal executive officer)

Date                       August 30, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Gary E. Shugrue
                         -------------------------------------------------------
                           Gary E. Shugrue.
                           President and Chief Investment Officer
                           (principal executive officer)

Date                       August 30, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Timothy Holmes
                         -------------------------------------------------------
                           Timothy Holmes
                           Treasurer
                           (principal executive officer)

Date                       August 30, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.